N-2 - USD ($)					3 Months Ended																12 Months Ended
		Dec. 21, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001602584
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Calamos Dynamic Convertible and Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)	—	(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	—	(1)
Dividend Reinvestment Plan Fees (per sales transaction fee)(2)	$ 15.00

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees		$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES	PERCENTAGE OF AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Management Fee(3)	1.55%
Interest Payments on Borrowed Funds(4)	0.53%
Preferred Stock Dividend Payments(5)	0.56%
Other Expenses(6)	0.11%
Total Annual Expenses	2.75%

Management Fees [Percent]	[2]	1.55%
Interest Expenses on Borrowings [Percent]	[3]	0.53%
Dividend Expenses on Preferred Shares [Percent]	[4]	0.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.11%
Total Annual Expenses [Percent]		2.75%
Expense Example [Table Text Block]

The following example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of 2.75% of net assets attributable to common shareholders; (2) a 5% annual return; and (3) all distributions are reinvested at net asset value:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Total Expenses Paid by Common Shareholders(7)	$28	$85	$145	$307

Expense Example, Year 01	[6]	$ 28
Expense Example, Years 1 to 3	[6]	85
Expense Example, Years 1 to 5	[6]	145
Expense Example, Years 1 to 10	[6]	$ 307
Purpose of Fee Table , Note [Text Block]

The following table and example contain information about the costs and expenses that common shareholders will bear directly or indirectly. In accordance with Commission requirements, the table below shows our expenses, including interest payments on borrowed funds, and preferred stock dividend payments, as a percentage of our average net assets as of October 31, 2022, and not as a percentage of gross assets or managed assets.

By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets we invest. The table and example are based on our capital structure as of October 31, 2022. As of October 31, 2022, the Fund had utilized $230 million of the $370 million available under the SSB Agreement ($136 million in borrowings outstanding and $94 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 27.1% of the Fund’s managed assets as of that date, and had $92 million in MRPS outstanding, representing 10.8% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRPS represented 37.9% of the Fund’s managed assets.

Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 1.00% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.55% of the Fund’s average weekly net assets as of October 31, 2022 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

FISCAL YEAR ENDED	TOTAL AMOUNT OUTSTANDING	ASSET COVERAGE	LIQUIDATING PREFERENCE PER PREFERRED SHARE(c)	AVERAGE MARKET VALUE PER PREFERRED SHARE	TYPE OF SENIOR SECURITY
October 31, 2022	$230,000,000	$3,690(a)	—	—	Loan
October 31, 2022	$92,000,000	231(b)	25	25(d)	MRPS
October 31, 2021	$270,000,000	4,261(a)	—	—	Loan
October 31, 2021	$92,000,000	313(b)	25	25(d)	MRPS
October 31, 2020	$204,600,000	4,304(a)	—	—	Loan
October 31, 2020	$64,000,000	344(b)	25	25(d)	MRPS
October 31, 2019	$180,600,000	4,055(a)	—	—	Loan
October 31, 2019	$64,000,000	286(b)	25	25(d)	MRPS
October 31, 2018	$187,500,000	3,887(a)	—	—	Loan
October 31, 2018	$64,000,000	285(b)	25	25(d)	MRPS
October 31, 2017	$169,000,000	4,413(a)	—	—	Loan
October 31, 2017	$64,000,000	291(b)	25	25(d)	MRPS
October 31, 2016	$195,000,000	3,447(a)	—	—	Loan
October 31, 2015	$220,000,000	3,398(a)	—	—	Loan
(a)	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.
(b)	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
(c)	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
(d)	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.

Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information regarding the Fund’s outstanding bank loans, and mandatory redeemable preferred shares (“MRPS”) as of the end of each of the Fund’s last ten fiscal years, as applicable. The information in the table shown below comes from the Fund’s financial statements for the fiscal year ended October 31, 2022, and each of the prior seven years then ended, all of which have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.

FISCAL YEAR ENDED	TOTAL AMOUNT OUTSTANDING	ASSET COVERAGE	LIQUIDATING PREFERENCE PER PREFERRED SHARE(c)	AVERAGE MARKET VALUE PER PREFERRED SHARE	TYPE OF SENIOR SECURITY
October 31, 2022	$230,000,000	$3,690(a)	—	—	Loan
October 31, 2022	$92,000,000	231(b)	25	25(d)	MRPS
October 31, 2021	$270,000,000	4,261(a)	—	—	Loan
October 31, 2021	$92,000,000	313(b)	25	25(d)	MRPS
October 31, 2020	$204,600,000	4,304(a)	—	—	Loan
October 31, 2020	$64,000,000	344(b)	25	25(d)	MRPS
October 31, 2019	$180,600,000	4,055(a)	—	—	Loan
October 31, 2019	$64,000,000	286(b)	25	25(d)	MRPS
October 31, 2018	$187,500,000	3,887(a)	—	—	Loan
October 31, 2018	$64,000,000	285(b)	25	25(d)	MRPS
October 31, 2017	$169,000,000	4,413(a)	—	—	Loan
October 31, 2017	$64,000,000	291(b)	25	25(d)	MRPS
October 31, 2016	$195,000,000	3,447(a)	—	—	Loan
October 31, 2015	$220,000,000	3,398(a)	—	—	Loan
(a)	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.
(b)	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
(c)	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
(d)	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.

Senior Securities Highlights Audited, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding bank loans, and mandatory redeemable preferred shares (“MRPS”) as of the end of each of the Fund’s last ten fiscal years, as applicable. The information in the table shown below comes from the Fund’s financial statements for the fiscal year ended October 31, 2022, and each of the prior seven years then ended, all of which have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertible instruments, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertibles).* The Fund may invest up to 50% of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets.

The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible instruments). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible instruments); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write (sell) call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, (ii) on a portion of a convertible security that it owns at the time it writes the call, and (iii) on broad-based securities indexes (such as the Standard and Poor’s 500® Index (“S&P 500”) or the MSCI EAFE® Index (“MSCI EAFE”)) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

The Fund currently uses, and may in the future use, financial leverage. The Fund has obtained financial leverage (i) under an Amended and Restated Liquidity Agreement with State Street Bank and Trust Company (“SSB Agreement”) that allows the Fund to borrow up to $370 million and (ii) through the issuance of four series of Mandatory Redeemable Preferred Shares (“MRPS” or “MRP Shares”) with an aggregate liquidation preference of $92 million.

Term Structure

Absent shareholder approval to amend the limited term provision of the Fund’s Agreement and Declaration of Trust, the Fund’s Agreement and Declaration of Trust provides that it will cease to exist at the close of business on the fifteenth anniversary of the effective date of the Fund’s registration statement, March 26, 2030, except for the purpose of satisfying any existing debts or obligations, collecting and distributing its assets and doing all other acts required to liquidate and wind up its business and affairs. If the Fund’s Board of Trustees believes that under then current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date for one year, to March 26, 2031, without a shareholder vote, upon the affirmative vote of three-quarters of the Trustees then in office. Upon termination, the Fund will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. The Fund’s investment objective and policies are not designed to seek to return to investors that purchase common shares in this offering their initial investment of $25 per common share on the Termination Date, and such investors and investors that purchase common shares after the completion of this offering may receive more or less than their original investment upon termination.

Risk Factors [Table Text Block]

Principal Risks

Debt Securities Risk. The Fund may invest in debt securities, including corporate bonds and high yield securities. In addition to the risks described elsewhere in the Fund’s prospectus (such as high yield securities risk and interest rate risk), debt securities are subject to certain additional risks, including issuer risk and reinvestment risk. Issuer risk is the risk that the value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s common shares or the overall return of the Fund.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non- convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value tends to increase as prevailing interest rate levels decline.

However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security and changes in interest rates. Thus, the convertible security may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders.

High Yield Securities Risk. The Fund may invest in high yield securities of any rating. Investment in high yield securities involves substantial risk of loss. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations.

The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value (“NAV”).

Non-Convertible Income Securities Risk. The Fund will also invest in non-convertible income securities. The Fund’s investments in non-convertible income securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, may expose the Fund to heightened interest rate risk and volatility as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s return.

Fixed Income Securities Risk. The Fund may invest in fixed income securities, including corporate, municipal, and government bonds. Fixed income securities are subject to the risk of decreasing value in periods of increasing interest rates, as well as the risk that the issuer of such securities could be downgraded or default, causing the credit rating of the securities to drop and thus generally decreasing the value of such securities.

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the US economy or any foreign economy.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short-term or may last for an extended period of time.

While the extreme volatility and disruption that US and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remain, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

The United Kingdom left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). During an 11 month transition period, ending December 31, 2020, the United Kingdom and the EU agreed to a Trade and Cooperation Agreement, which sets out the agreement for certain parts of the future relationship between the EU and the United Kingdom from January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the EU as the United Kingdom previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services. Accordingly, uncertainty remains in certain areas as to the future relationship between the United Kingdom and EU. The uncertainty caused by the United Kingdom’s departure from the EU could lead to prolonged political, legal, regulatory, tax and economic uncertainty and wider instability and volatility in the financial markets of the United Kingdom and more broadly across Europe. It may also lead to weakening corporate and financial confidence in such markets as the United Kingdom renegotiates the regulation of the provision of financial services within and to persons in the EU. Brexit could lead to market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the management, operation and investment in the Fund and increased legal, regulatory or compliance burden for the Fund which may have a negative impact on the operations, financial condition, returns and prospectus of the Fund.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The United States and other countries imposed broad-ranging sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The United States and other countries have also imposed sanctions on Belarus and may impose sanctions on other countries that support Russia's invasion. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in Europe and globally, including declines in its stock markets and the value of the ruble against the US dollar, are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors in Europe and globally. These events could significantly impact the Fund's performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global markets.

In response to recent political and military actions undertaken by Russia, the US and the EU have instituted sanctions against certain Russian individuals, including politicians, and Russian corporate and banking entities. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, the inability to freely trade sanctioned companies, a decline in the value and liquidity of Russian securities, and/or other adverse consequences to the Russian economy. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets.

Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy and may have an impact on the economies of other European countries and globally as well. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia or to European issuers or countries.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Management Risk. Calamos’ judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

Geographic Focus Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund focuses its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Credit Risk. An issuer of a fixed income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Duration Risk. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. The value of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The longer the Fund’s dollar-weighted average duration, the more its value can generally be expected to be sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. As the value of a security changes over time, so will its duration.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. The Fund may invest in preferred stocks and convertible securities of any rating, including below investment grade. Below investment grade securities or comparable unrated securities are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment-grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the below investment grade market develops, the price and liquidity of below investment grade securities may be depressed. This negative perception could last for a significant period of time.

Leverage Risk. The Fund has issued indebtedness and preferred shares and may borrow money or issue debt securities as permitted by the 1940 Act. As of October 31, 2022, the Fund has leverage in the form of borrowings under the SSB Agreement and outstanding MRP Shares. Leverage is the potential for the Fund to participate in gains and losses on an amount that exceeds the Fund’s investment. The borrowing of money or issuance of debt securities and preferred shares represents the leveraging of the Fund’s common shares. As a non-fundamental policy, the Fund may not issue preferred shares or borrow money and/or issue debt securities with an aggregate liquidation preference and aggregate principal amount exceeding 38% of the Fund’s managed assets as measured at the time of borrowing or issuance of the new securities. However, the Board of Trustees reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act and the Fund’s policies.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

•the likelihood of greater volatility in the NAV and market price of the Fund’s common shares;

•fluctuations in the dividend rates on any preferred shares borne by the Fund or in interest rates on borrowings and short-term debt;

•increased operating costs, which are effectively borne by common shareholders, may reduce the Fund’s total return; and

•the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred shares remain fixed.

In addition, the rights of lenders and the holders of preferred shares and debt securities issued by the Fund will be senior to the rights of the holders of common shares with respect to the payment of dividends or to the payment of assets upon liquidation. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict in certain situations.

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance. These conditions may, directly or indirectly, result in higher leverage costs to common shareholders.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Board of Trustees reserves the right to change the amount and type of leverage that the Fund uses, and reserves the right to implement changes to the Fund’s borrowings that it believes are in the long-term interests of the Fund and its shareholders, even if such changes impose a higher interest rate or other costs or impacts over the intermediate, or short-term time period. There is no guarantee that the Fund will maintain leverage at the current rate, and the Board of Trustees reserves the right to raise, decrease, or eliminate the Fund’s leverage exposure.

If the Fund’s ability to make dividends and distributions on its common shares is limited, such limitation could, under certain circumstances, impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company or to reduce or eliminate tax at the Fund level, which would have adverse tax consequences for common shareholders. To the extent that the Fund is required, in connection with maintaining 1940 Act asset coverage requirements or otherwise, or elects to redeem any preferred shares or debt securities or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to common shareholders.

Because Calamos’ investment management fee is a percentage of the Fund’s managed assets, Calamos’ fee will be higher if the Fund is leveraged and Calamos will have an incentive to be more aggressive and leverage the Fund. Consequently, the Fund and Calamos may have differing interests in determining whether to leverage the Fund’s assets. Any additional use of leverage by the Fund effected through new, additional or increased credit facilities or the issuance of preferred shares would require approval by the Board.

In considering whether to approve the use of additional leverage through those means, the Board would be presented with all relevant information necessary to make a determination whether or not additional leverage would be in the best interests of the Fund, including information regarding any potential conflicts of interest.

Effects of Leverage. The SSB Agreement provides for credit availability for the Fund, such that it may borrow up to $370 million. As of October 31, 2022, the Fund had utilized $230 million of the $370 million available under the SSB Agreement ($136 million of borrowings outstanding, and $94 million in structural leverage consisting of collateral received from State Street Bank and Trust Company in connection with securities on loan), representing 27.1% of the Fund’s managed assets as of that date, and had $92 million of MRP Shares outstanding, representing 10.8% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 37.9% of the Fund’s managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”) plus 0.80%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.80%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of October 31, 2022, the interest rate charged under the SSB Agreement was 3.86%. “Net income” payments related to cash collateral in connection with securities lending were 0.31% of the borrowed amount on an annualized basis as of that date, although this amount can vary based on changes in underlying interest rates.

The Fund’s MRP Shareholders are entitled to receive monthly cash dividends, at a currently effective dividend rate per annum for each series of MRP Shares as follows (subject to adjustment as described in the Fund’s prospectus): 4.00% for Series B MRP Shares, 4.24% for Series C MRP Shares, 2.45% for Series D MRP Shares, and 2.68% for Series E MRP Shares.

To cover the interest expense on the borrowings under the SSB Agreement (including “net income” payments made with respect to borrowings offset by collateral for securities on loan) and the dividend payments associated with the MRP Shares, based on rates in effect on October 31, 2022, the Fund’s portfolio would need to experience an annual return of 1.34% (before giving effect to expenses associated with senior securities).

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares, including the MRP Shares, or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on October 31, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(17.92)%	(10.02)%	(2.12)%	5.78%	13.68%
(1)	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on October 31, 2022 of 3.86%, and dividend expense on the MRP Shares.

Reduction of Leverage Risk. The Fund has previously taken, and may in the future take, action to reduce the amount of leverage employed by the Fund. Reduction of the leverage employed by the Fund, including by redemption of preferred shares, will in turn reduce the amount of assets available for investment in portfolio securities. This reduction in leverage may negatively impact the Fund’s financial performance, including the Fund’s ability to sustain current levels of distributions on common shares.

The Board reserves the right to change the amount and type of leverage that the Fund uses, and reserves the right to implement changes to the Fund’s borrowings that it believes are in the best interests of the Fund, even if such changes impose a higher interest rate or other costs or impacts over the intermediate, or short-term time period. There is no guarantee that the Fund will maintain leverage at the current rate, and the Board reserves the right to raise, decrease, or eliminate the Fund’s leverage exposure.

Market Discount Risk. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. Common shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases trade above NAV. The risk of the Fund’s common shares trading at a discount is a risk separate from the risk of a decline in the Fund’s NAV as a result of investment activities. The Fund’s NAV may be reduced immediately following an offering by the offering costs for common shares or other securities, which will be borne entirely by all common shareholders. The Fund’s common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.

Whether shareholders will realize a gain or loss upon the sale of the Fund’s common shares depends upon whether the market value of the shares at the time of sale is above or below the price the shareholder paid, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s NAV. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above the Fund’s NAV, or below or above the public offering price for the common shares.

Interest Rate Risk. In addition to the risks described above, debt securities, including high yield securities, are subject to certain risks, including:

•if interest rates go up, the value of debt securities in the Fund’s portfolio generally will decline;

•during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer;

•during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the estimated period until the security is paid in full, and reduce the value of the security. This is known as extension risk;

•rising interest rates could result in an increase in the cost of the Fund’s leverage and could adversely affect the ability of the Fund to meet asset coverage requirements with respect to leverage;

•variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When the Fund holds variable rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares; and

•to the extent the Federal Reserve Board continues to raise interest rates, there is a risk that interest rates across the financial system may also rise. Increases in volatility and interest rates in the fixed-income market may expose the Fund to heightened interest rate risk.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks.

Global efforts are underway to transition away from LIBOR. There remains uncertainty regarding the nature of and the liquidity in replacement rates. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests can be difficult to ascertain.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument may respond differently to market fluctuations than a convertible instrument because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Maturity Risk. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower potential returns than fixed income securities with longer maturities. The average maturity of the Fund’s investments may affect the volatility of the Fund’s share price.

Default Risk. Default risk refers to the risk that a company that issues a convertible or debt security will be unable to fulfill its obligations to repay principal and interest. The lower a debt security is rated, the greater its default risk. As a result, the Fund may incur cost and delays in enforcing its rights against the defaulting issuer.

Rule 144A Securities Risk. The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision and oversight of the Board of Trustees, Calamos will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase.

Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Decline in Net Asset Value Risk. A material decline in the Fund’s NAV may impair the Fund’s ability to maintain required levels of asset coverage for outstanding borrowings or any debt securities or preferred shares.

REIT Risk. Investing in real estate investment trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified.

REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may utilize significant amounts of leverage, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index.

Loan Risk. The Fund may invest in loans which may not be (i) rated at the time of investment, (ii) registered with the SEC or (iii) listed on a securities exchange. There may not be as much public information available regarding these loans as is available for other Fund investments, such as exchange-listed securities. As well, there may not be an active trading market for some loans, meaning they may be illiquid and more difficult to value than other more liquid securities. Settlement periods for loans are longer than for exchange-traded securities, typically ranging between 1 and 3 weeks, and in some cases much longer. There is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Fund may invest may reset frequently, if market interest rates fall, the loans’ interest rates will be reset to lower levels, potentially reducing the Fund’s income. Because the adviser may wish to invest in the publicly-traded securities of an obligor, the Fund may not have access to material non-public information regarding the obligor to which other investors have access.

“Covenant-Lite” Loans Risk. Some of the loans in which the Fund may invest may be “covenant-lite” loans, which means the loans contain fewer or no maintenance covenants than other loans and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. The Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.

Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on Calamos’ ability to predict pertinent market movements, which cannot be assured.

The Fund may sell options on individual securities and securities indices. All call options sold by the Fund must be “covered.” Even though the Fund will receive the option premium to help resist against loss, a call option sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. The Fund may purchase and sell put options on individual securities and securities indices. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Derivatives Risk. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may utilize a variety of derivative instruments including, but not limited to, interest rate swaps, caps and floors, convertible securities, synthetic convertible instruments, options on individual securities, index options, long calls, covered calls, long puts, cash-secured short puts and protective puts for hedging, risk management and investment purposes. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, duration mismatch risk, correlation risk, liquidity risk, interest rate risk, volatility risk, credit risk, management risk and counterparty risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Furthermore, the skills needed to employ derivatives strategies are different from those needed to select portfolio securities and, in connection with such strategies, the Fund makes predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate. Thus, the use of derivative investments may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. Tax rules governing the Fund’s transactions in derivative instruments may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. In addition, there may be situations in which the Fund elects not to use derivative investments that result in losses greater than if they had been used.

Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative instruments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Derivative instruments can be illiquid, may disproportionately increase losses and may have a potentially large impact on Fund performance.

Foreign Securities Risk. Investments in non-US issuers may involve unique risks compared to investing in securities of US issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S investments in one region or in the securities of emerging market issuers. These risks may include:

•less information may be available about non-US issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices in foreign jurisdictions;

•many non-US markets are smaller, less liquid and more volatile. In a changing market, Calamos may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices it considers reasonable;

•an adverse effect of currency exchange rate changes or controls on the value of the Fund’s investments;

•the economies of non-US countries may grow at slower rates than expected or may experience a downturn or recession;

•economic, political and social developments may adversely affect the securities markets in foreign jurisdictions, including expropriation and nationalization;

•the difficulty in obtaining or enforcing a court judgment in non-US countries;

•restrictions on foreign investments in non-US jurisdictions;

•difficulties in effecting the repatriation of capital invested in non-US countries;

•withholding and other non-US taxes may decrease the Fund’s return;

•the ability for the Public Company Accounting Oversight Board, which regulates auditors of US public companies, is unable to inspect audit work papers in certain foreign countries;

•often limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Commission, the US Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited; and

•dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

Based upon the Fund’s test for determining whether an issuer is a “foreign issuer” as described above, it is possible that an issuer of securities in which the Fund invests could be organized under the laws of a foreign country, yet still conduct a substantial portion of its business in the US or have substantial assets in the US. In this case, such a “foreign issuer” may be subject to the market conditions in the US to a greater extent than it may be subject to the market conditions in the country of its organization.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Counterparty and Settlement Risk. Trading options, futures contracts, swaps and other derivative financial instruments entails credit risk with respect to the counterparties with whom and through which the Fund trades. Such instruments when traded over the counter do not include the same protections as may apply to trading derivatives on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom the Fund trades securities. This risk may be heightened during volatile market conditions. Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries, thus increasing the risks. In the past, broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although Calamos monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Limited Term Risk. Unless the limited term provision of the Fund’s Agreement and Declaration of Trust is amended by shareholders in accordance with the Agreement Declaration of Trust, the Fund will be terminated on March 26, 2030, the fifteenth anniversary of the effective date of the Fund’s initial registration statement dated March 26, 2015. If the Fund’s Board of Trustees believes that under then current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date for one year, to March 26, 2031, without a shareholder vote, upon the affirmative vote of three-quarters of the Trustees then in office. Beginning one year before the Termination Date (the “wind-down period”), the Fund may begin liquidating all or a portion of the Fund’s portfolio. During the wind-down period the Fund may deviate from its investment strategy. As a result, during the wind-down period the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that shareholders will receive cash in any liquidating distribution from the Fund. However, if on the Termination Date the Fund owns securities for which no market exists or securities trading at depressed prices, such securities may be placed in a liquidating trust. The Fund does not seek to return $25 per common share upon termination. As the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. As the Fund approaches its Termination Date, the portfolio composition of the Fund may change, which may cause the Fund’s returns to decrease and the market price of the common shares to fall. Rather than reinvesting the proceeds of its securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause the Fund’s fixed expenses to increase when expressed as a percentage of net assets attributable to common shares, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the Fund. Upon its termination, the Fund will distribute substantially all of its net assets to shareholders which may be more than, equal to or less than $25 per common share.

Master Limited Partnerships Risk. Investments in MLPs involve risks that differ from investments in common stock. Holders of MLP common units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member, (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

Although certain MLPs may trade on national securities exchanges, certain MLPs may trade less frequently than those of larger companies due to their market capitalizations. Due to limited trading volumes of certain MLPs, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to dispose of the securities at a fair price. Such a situation may prevent the Fund from limiting losses or realizing gains. This also may adversely affect the Fund’s ability to make dividend distributions to shareholders.

MLPs are generally treated as partnerships for US federal income tax purposes. Partnerships do not pay US federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for US federal income tax purposes. As a result, the amount of cash available for distribution by the MLP would be reduced and the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced. Thus, if any of the MLPs owned by the Fund were treated as corporations for US federal income tax purposes, it could result in a reduction in the value of the Fund.

Cash Holdings Risk. To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the US markets are traded as ADRs. US depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a US exchange, the risks inherently associated with foreign investing still apply to ADRs.

Other Investment Companies (including ETFs) Risk. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets.

US Government Security Risk. Some securities issued by US Government agencies or government sponsored enterprises are not backed by the full faith and credit of the US and may only be supported by the right of the agency or enterprise to borrow from the US Treasury. There can be no assurance that the US Government will always provide financial support to those agencies or enterprises.

Interest Rate Transactions Risk. The Fund may enter into an interest rate swap, cap or floor transaction to attempt to protect itself from increasing dividend or interest expenses on its leverage resulting from increasing short-term interest rates and to hedge its portfolio securities. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the NAV of the Fund.

Depending on the state of interest rates in general, the Fund’s use of interest rate swap or cap transactions could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the common shares. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend or interest payments on the Fund’s leverage.

Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If either of these events occurs, it could have a negative impact on the performance of the common shares.

If the Fund fails to maintain a required 200% asset coverage of the liquidation value of any outstanding preferred shares or if the Fund loses its rating on its preferred shares or fails to maintain other covenants with respect to the preferred shares, the Fund may be required to redeem some or all of the preferred shares. Similarly, the Fund could be required to prepay the principal amount of any debt securities or other borrowings. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to segregate with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked-to-market daily.

Currently, certain categories of interest rate swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Fund.

Inflation Risk. Inflation is the reduction in the purchasing power of money resulting from an increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted or “real” value of an investment in preferred stock or debt securities or the income from that investment will be worth less in the future. As inflation occurs, the real value of the preferred stock or debt securities and the dividend payable to holders of preferred stock or interest payable to holders of debt securities declines.

Diminished Voting Power and Excess Cash Risk. The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future common share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Fund is unable to invest the proceeds of such offering as intended, its per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Forward Currency Exchange Contracts Risk. Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward currency exchange transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

Tax Risk. The Fund may invest in certain securities, such as certain convertible securities and high yield securities, for which the federal income tax treatment may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”). It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to regulated investment companies if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS. In addition, the tax treatment of the Fund may be affected by future interpretations of the Internal Revenue Code of 1986, as amended, and changes in the tax laws and regulations, all of which may apply with retroactive effect.

Contingent Liabilities Risk. Entering into derivative contracts in order to pursue the Fund’s various hedging strategies could require the Fund to fund cash payments in the future under certain circumstances, including an event of default or other early termination event, or the decision by a counterparty to request margin in the form of securities or other forms of collateral under the terms of the derivative contract or applicable laws. The amounts due with respect to a derivative contract would generally be equal to the unrealized loss of the open positions with the respective counterparty and could also include other fees and charges. These payments are contingent liabilities and therefore may not appear on the Fund’s balance sheet. The Fund’s ability to fund these contingent liabilities will depend on the liquidity of the Fund’s assets and access to capital at the time, and the need to fund these contingent liabilities could adversely impact the Fund’s financial condition.

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to a fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, “ransomware” that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund’s investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Antitakeover Provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. Holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict with each other in certain situations, including conflicts that relate to the fees and expenses of the Fund.

Market Impact Risk. The sale of the Fund’s common shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for the Fund’s common shares. An increase in the number of common shares available may put downward pressure on the market price for the Fund’s common shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

Liquidity Risk. The Fund may invest up to 15% of its managed assets in securities that, at the time of investment, are illiquid (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). Subject only to the Fund’s other investment limits, the Fund may also invest without limit in Rule 144A Securities determined to be liquid. Calamos, under the supervision and oversight of the Board of Trustees, will determine whether Rule 144A Securities are illiquid (that is, not readily marketable) and thus subject to the Fund’s limit of investing no more than 15% of its managed assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and may be fair valued by the Board of Trustees, in which case Calamos’ judgment may play a greater role in the valuation process. The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Senior Leverage Risk. Preferred shares will be junior in liquidation and with respect to distribution rights to our debt securities and any other borrowings. Senior securities representing indebtedness may constitute a substantial lien and burden on preferred shares by reason of their prior claim against the Fund’s income and against the Fund’s net assets in liquidation. The Fund may not be permitted to declare dividends or other distributions with respect to any series of preferred shares unless at such time the Fund meets applicable asset coverage requirements and the payment of principal or interest is not in default with respect to any borrowings.

Ratings and Asset Coverage Risk. To the extent that senior securities are rated, a rating does not eliminate or necessarily mitigate the risks of investing in the Fund’s senior securities, and a rating may not fully or accurately reflect all of the credit and market risks associated with that senior security. A rating agency could downgrade the rating of the Fund’s shares of preferred stock or debt securities, which may make such securities less liquid in the secondary market, though potentially with higher resulting interest rates. If a rating agency downgrades the rating assigned to a senior security, the Fund may alter its portfolio or redeem the senior security. The Fund may voluntarily redeem senior securities under certain circumstances.

Short Selling Risk. The Fund may engage in short sales for investment and risk management purposes. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for extended periods of time.

Short sales are transactions in which the Fund sells a security or other instrument that it does not own but can borrow in the market. Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and to obtain a low cost means of financing long investments that the Adviser believes are attractive. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Generally, the Fund will have to pay a fee or premium to borrow securities and will be obligated to repay the lender of the security any dividends or interest that accrues on the security during the term of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of such fee, premium, dividends, interest or expense the Fund pays in connection with the short sale.

Until the Fund replaces a borrowed security, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract.

In such instances the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in these circumstances. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies will limit its ability to fully benefit from increases in the fixed-income markets.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long securities positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

Early Redemption Risk. The Fund may voluntarily redeem preferred shares or may be forced to redeem preferred shares to meet regulatory requirements and the asset coverage requirements of the preferred shares. Such redemptions may be at a time that is unfavorable to holders of the preferred shares.

Secondary Market Risk. The market value of exchange-listed preferred shares that the Fund may issue will be determined by factors such as the relative demand for and supply of the preferred shares in the market, general market conditions and other factors beyond the control of the Fund. It may be difficult to predict the trading patterns of preferred shares, including the effective costs of trading. There is a risk that the market for preferred shares may be thinly traded and relatively illiquid compared to the market for other types of securities.

Effects of Leverage [Text Block]

Effects of Leverage. The SSB Agreement provides for credit availability for the Fund, such that it may borrow up to $370 million. As of October 31, 2022, the Fund had utilized $230 million of the $370 million available under the SSB Agreement ($136 million of borrowings outstanding, and $94 million in structural leverage consisting of collateral received from State Street Bank and Trust Company in connection with securities on loan), representing 27.1% of the Fund’s managed assets as of that date, and had $92 million of MRP Shares outstanding, representing 10.8% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 37.9% of the Fund’s managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”) plus 0.80%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.80%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of October 31, 2022, the interest rate charged under the SSB Agreement was 3.86%. “Net income” payments related to cash collateral in connection with securities lending were 0.31% of the borrowed amount on an annualized basis as of that date, although this amount can vary based on changes in underlying interest rates.

The Fund’s MRP Shareholders are entitled to receive monthly cash dividends, at a currently effective dividend rate per annum for each series of MRP Shares as follows (subject to adjustment as described in the Fund’s prospectus): 4.00% for Series B MRP Shares, 4.24% for Series C MRP Shares, 2.45% for Series D MRP Shares, and 2.68% for Series E MRP Shares.

To cover the interest expense on the borrowings under the SSB Agreement (including “net income” payments made with respect to borrowings offset by collateral for securities on loan) and the dividend payments associated with the MRP Shares, based on rates in effect on October 31, 2022, the Fund’s portfolio would need to experience an annual return of 1.34% (before giving effect to expenses associated with senior securities).

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares, including the MRP Shares, or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on October 31, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(17.92)%	(10.02)%	(2.12)%	5.78%	13.68%
(1)	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on October 31, 2022 of 3.86%, and dividend expense on the MRP Shares.

Annual Interest Rate, Current [Percent]		386.00%
Annual Coverage Return Rate [Percent]		134.00%
Effects of Leverage [Table Text Block]

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(17.92)%	(10.02)%	(2.12)%	5.78%	13.68%
(1)	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on October 31, 2022 of 3.86%, and dividend expense on the MRP Shares.

Return at Minus Ten [Percent]			17.92%
Return at Minus Five [Percent]			10.02%
Return at Zero [Percent]			2.12%
Return at Plus Five [Percent]			5.78%
Return at Plus Ten [Percent]			13.68%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on October 31, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Share Price [Table Text Block]

Market and Net Asset Value Information

Our common shares have traded both at a premium and a discount to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). Our issuance of common shares may have an adverse effect on prices in the secondary market for our common shares by increasing the number of common shares available, which may put downward pressure on the market price for our common shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV.

The following table sets forth for each of the periods indicated the high and low closing market prices for our common shares on Nasdaq, the NAV per share and the premium or discount to NAV per share at which our common shares were trading. NAV is shown for the last business day of each quarter. See “Net Asset Value” for information as to the determination of our NAV.

	MARKET PRICE(1)		NET ASSET VALUE AT QUARTER END(2)	PREMIUM/ (DISCOUNT) TO NET ASSET VALUE(3)
QUARTER ENDED	HIGH	LOW		HIGH	LOW
January 31, 2019	$19.63	$16.18	$19.57	-2.58%	-6.74%
April 30, 2019	$20.70	$19.27	$20.45	1.22%	-4.41%
July 31, 2019	$21.05	$18.40	$20.57	1.01%	-3.41%
October 31, 2019	$20.84	$19.74	$19.94	4.67%	0.51%
January 31, 2020	$22.05	$20.45	$21.44	1.43%	0.94%
April 30, 2020	$22.65	$10.00	$19.06	0.31%	-31.46%
July 31, 2020	$22.55	$17.06	$24.50	-7.96%	-7.73%
October 31, 2020	$24.97	$22.00	$25.00	-6.79%	-11.72%
January 31, 2021	$29.98	$22.39	$30.79	-6.52%	-10.62%
April 30, 2021	$33.76	$29.30	$31.36	4.26%	-6.45%
July 31, 2021	$33.05	$29.03	$30.52	9.15%	-0.85%
October 31, 2021	$32.62	$29.97	$31.73	2.80%	0.94%
January 31, 2022	$33.42	$25.78	$27.28	4.47%	-4.34%
April 30, 2022	$28.18	$23.32	$23.97	4.51%	-5.26%
July 31, 2022	$25.30	$20.08	$22.08	11.14%	-1.03%
October 31, 2022	$24.90	$20.00	$20.19	9.21%	1.35%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 6 – Notes Payable

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $370.0 million, as well as engage in securities lending and securities repurchase transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the year ended October 31, 2022, the average borrowings under the Agreement were $248.2 million. For the year ended October 31, 2022, the average interest rate was 1.43%. As of October 31, 2022, the amount of total outstanding borrowings was $230.0 million, which approximates fair value. The interest rate applicable to the borrowings on October 31, 2022 was 3.52%.

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of October 31, 2022, approximately $92.1 million of securities were on loan ($85.0 million of fixed income securities and $7.1 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Long Term Debt, Structuring [Text Block]

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $370.0 million, as well as engage in securities lending and securities repurchase transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the year ended October 31, 2022, the average borrowings under the Agreement were $248.2 million. For the year ended October 31, 2022, the average interest rate was 1.43%. As of October 31, 2022, the amount of total outstanding borrowings was $230.0 million, which approximates fair value. The interest rate applicable to the borrowings on October 31, 2022 was 3.52%.

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of October 31, 2022, approximately $92.1 million of securities were on loan ($85.0 million of fixed income securities and $7.1 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Non Convertible Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Convertible Income Securities Risk. The Fund will also invest in non-convertible income securities. The Fund’s investments in non-convertible income securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, may expose the Fund to heightened interest rate risk and volatility as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s return.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. The Fund may invest in fixed income securities, including corporate, municipal, and government bonds. Fixed income securities are subject to the risk of decreasing value in periods of increasing interest rates, as well as the risk that the issuer of such securities could be downgraded or default, causing the credit rating of the securities to drop and thus generally decreasing the value of such securities.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the US economy or any foreign economy.

Recent Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short-term or may last for an extended period of time.

While the extreme volatility and disruption that US and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remain, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

The United Kingdom left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). During an 11 month transition period, ending December 31, 2020, the United Kingdom and the EU agreed to a Trade and Cooperation Agreement, which sets out the agreement for certain parts of the future relationship between the EU and the United Kingdom from January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the EU as the United Kingdom previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services. Accordingly, uncertainty remains in certain areas as to the future relationship between the United Kingdom and EU. The uncertainty caused by the United Kingdom’s departure from the EU could lead to prolonged political, legal, regulatory, tax and economic uncertainty and wider instability and volatility in the financial markets of the United Kingdom and more broadly across Europe. It may also lead to weakening corporate and financial confidence in such markets as the United Kingdom renegotiates the regulation of the provision of financial services within and to persons in the EU. Brexit could lead to market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the management, operation and investment in the Fund and increased legal, regulatory or compliance burden for the Fund which may have a negative impact on the operations, financial condition, returns and prospectus of the Fund.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The United States and other countries imposed broad-ranging sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The United States and other countries have also imposed sanctions on Belarus and may impose sanctions on other countries that support Russia's invasion. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in Europe and globally, including declines in its stock markets and the value of the ruble against the US dollar, are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors in Europe and globally. These events could significantly impact the Fund's performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global markets.

In response to recent political and military actions undertaken by Russia, the US and the EU have instituted sanctions against certain Russian individuals, including politicians, and Russian corporate and banking entities. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, the inability to freely trade sanctioned companies, a decline in the value and liquidity of Russian securities, and/or other adverse consequences to the Russian economy. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of US and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets.

Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy and may have an impact on the economies of other European countries and globally as well. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia or to European issuers or countries.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. The Fund may invest in debt securities, including corporate bonds and high yield securities. In addition to the risks described elsewhere in the Fund’s prospectus (such as high yield securities risk and interest rate risk), debt securities are subject to certain additional risks, including issuer risk and reinvestment risk. Issuer risk is the risk that the value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s common shares or the overall return of the Fund.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non- convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value tends to increase as prevailing interest rate levels decline.

However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security and changes in interest rates. Thus, the convertible security may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk. The Fund may invest in high yield securities of any rating. Investment in high yield securities involves substantial risk of loss. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations.

The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value (“NAV”).

Portfolio Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Management Risk. Calamos’ judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.
Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Focus Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund focuses its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. An issuer of a fixed income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration Risk. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. The value of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The longer the Fund’s dollar-weighted average duration, the more its value can generally be expected to be sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. As the value of a security changes over time, so will its duration.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. The Fund may invest in preferred stocks and convertible securities of any rating, including below investment grade. Below investment grade securities or comparable unrated securities are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment-grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the below investment grade market develops, the price and liquidity of below investment grade securities may be depressed. This negative perception could last for a significant period of time.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund has issued indebtedness and preferred shares and may borrow money or issue debt securities as permitted by the 1940 Act. As of October 31, 2022, the Fund has leverage in the form of borrowings under the SSB Agreement and outstanding MRP Shares. Leverage is the potential for the Fund to participate in gains and losses on an amount that exceeds the Fund’s investment. The borrowing of money or issuance of debt securities and preferred shares represents the leveraging of the Fund’s common shares. As a non-fundamental policy, the Fund may not issue preferred shares or borrow money and/or issue debt securities with an aggregate liquidation preference and aggregate principal amount exceeding 38% of the Fund’s managed assets as measured at the time of borrowing or issuance of the new securities. However, the Board of Trustees reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act and the Fund’s policies.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

•the likelihood of greater volatility in the NAV and market price of the Fund’s common shares;

•fluctuations in the dividend rates on any preferred shares borne by the Fund or in interest rates on borrowings and short-term debt;

•increased operating costs, which are effectively borne by common shareholders, may reduce the Fund’s total return; and

•the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred shares remain fixed.

In addition, the rights of lenders and the holders of preferred shares and debt securities issued by the Fund will be senior to the rights of the holders of common shares with respect to the payment of dividends or to the payment of assets upon liquidation. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict in certain situations.

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance. These conditions may, directly or indirectly, result in higher leverage costs to common shareholders.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Board of Trustees reserves the right to change the amount and type of leverage that the Fund uses, and reserves the right to implement changes to the Fund’s borrowings that it believes are in the long-term interests of the Fund and its shareholders, even if such changes impose a higher interest rate or other costs or impacts over the intermediate, or short-term time period. There is no guarantee that the Fund will maintain leverage at the current rate, and the Board of Trustees reserves the right to raise, decrease, or eliminate the Fund’s leverage exposure.

If the Fund’s ability to make dividends and distributions on its common shares is limited, such limitation could, under certain circumstances, impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company or to reduce or eliminate tax at the Fund level, which would have adverse tax consequences for common shareholders. To the extent that the Fund is required, in connection with maintaining 1940 Act asset coverage requirements or otherwise, or elects to redeem any preferred shares or debt securities or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to common shareholders.

Because Calamos’ investment management fee is a percentage of the Fund’s managed assets, Calamos’ fee will be higher if the Fund is leveraged and Calamos will have an incentive to be more aggressive and leverage the Fund. Consequently, the Fund and Calamos may have differing interests in determining whether to leverage the Fund’s assets. Any additional use of leverage by the Fund effected through new, additional or increased credit facilities or the issuance of preferred shares would require approval by the Board.

In considering whether to approve the use of additional leverage through those means, the Board would be presented with all relevant information necessary to make a determination whether or not additional leverage would be in the best interests of the Fund, including information regarding any potential conflicts of interest.

Reduction Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reduction of Leverage Risk. The Fund has previously taken, and may in the future take, action to reduce the amount of leverage employed by the Fund. Reduction of the leverage employed by the Fund, including by redemption of preferred shares, will in turn reduce the amount of assets available for investment in portfolio securities. This reduction in leverage may negatively impact the Fund’s financial performance, including the Fund’s ability to sustain current levels of distributions on common shares.

The Board reserves the right to change the amount and type of leverage that the Fund uses, and reserves the right to implement changes to the Fund’s borrowings that it believes are in the best interests of the Fund, even if such changes impose a higher interest rate or other costs or impacts over the intermediate, or short-term time period. There is no guarantee that the Fund will maintain leverage at the current rate, and the Board reserves the right to raise, decrease, or eliminate the Fund’s leverage exposure.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. Common shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases trade above NAV. The risk of the Fund’s common shares trading at a discount is a risk separate from the risk of a decline in the Fund’s NAV as a result of investment activities. The Fund’s NAV may be reduced immediately following an offering by the offering costs for common shares or other securities, which will be borne entirely by all common shareholders. The Fund’s common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.

Whether shareholders will realize a gain or loss upon the sale of the Fund’s common shares depends upon whether the market value of the shares at the time of sale is above or below the price the shareholder paid, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s NAV. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above the Fund’s NAV, or below or above the public offering price for the common shares.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. In addition to the risks described above, debt securities, including high yield securities, are subject to certain risks, including:

•if interest rates go up, the value of debt securities in the Fund’s portfolio generally will decline;

•during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer;

•during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the estimated period until the security is paid in full, and reduce the value of the security. This is known as extension risk;

•rising interest rates could result in an increase in the cost of the Fund’s leverage and could adversely affect the ability of the Fund to meet asset coverage requirements with respect to leverage;

•variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When the Fund holds variable rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares; and

•to the extent the Federal Reserve Board continues to raise interest rates, there is a risk that interest rates across the financial system may also rise. Increases in volatility and interest rates in the fixed-income market may expose the Fund to heightened interest rate risk.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks.

Global efforts are underway to transition away from LIBOR. There remains uncertainty regarding the nature of and the liquidity in replacement rates. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests can be difficult to ascertain.

Synthetic Convertible Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument may respond differently to market fluctuations than a convertible instrument because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity Risk. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower potential returns than fixed income securities with longer maturities. The average maturity of the Fund’s investments may affect the volatility of the Fund’s share price.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default Risk. Default risk refers to the risk that a company that issues a convertible or debt security will be unable to fulfill its obligations to repay principal and interest. The lower a debt security is rated, the greater its default risk. As a result, the Fund may incur cost and delays in enforcing its rights against the defaulting issuer.

Rule 144 A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A Securities Risk. The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision and oversight of the Board of Trustees, Calamos will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase.

Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Decline In Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Decline in Net Asset Value Risk. A material decline in the Fund’s NAV may impair the Fund’s ability to maintain required levels of asset coverage for outstanding borrowings or any debt securities or preferred shares.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investing in real estate investment trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified.

REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may utilize significant amounts of leverage, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index.

Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Risk. The Fund may invest in loans which may not be (i) rated at the time of investment, (ii) registered with the SEC or (iii) listed on a securities exchange. There may not be as much public information available regarding these loans as is available for other Fund investments, such as exchange-listed securities. As well, there may not be an active trading market for some loans, meaning they may be illiquid and more difficult to value than other more liquid securities. Settlement periods for loans are longer than for exchange-traded securities, typically ranging between 1 and 3 weeks, and in some cases much longer. There is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Fund may invest may reset frequently, if market interest rates fall, the loans’ interest rates will be reset to lower levels, potentially reducing the Fund’s income. Because the adviser may wish to invest in the publicly-traded securities of an obligor, the Fund may not have access to material non-public information regarding the obligor to which other investors have access.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Covenant-Lite” Loans Risk. Some of the loans in which the Fund may invest may be “covenant-lite” loans, which means the loans contain fewer or no maintenance covenants than other loans and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. The Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.

Risks Associated With Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on Calamos’ ability to predict pertinent market movements, which cannot be assured.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may utilize a variety of derivative instruments including, but not limited to, interest rate swaps, caps and floors, convertible securities, synthetic convertible instruments, options on individual securities, index options, long calls, covered calls, long puts, cash-secured short puts and protective puts for hedging, risk management and investment purposes. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, duration mismatch risk, correlation risk, liquidity risk, interest rate risk, volatility risk, credit risk, management risk and counterparty risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Furthermore, the skills needed to employ derivatives strategies are different from those needed to select portfolio securities and, in connection with such strategies, the Fund makes predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate. Thus, the use of derivative investments may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. Tax rules governing the Fund’s transactions in derivative instruments may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. In addition, there may be situations in which the Fund elects not to use derivative investments that result in losses greater than if they had been used.

Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative instruments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Derivative instruments can be illiquid, may disproportionately increase losses and may have a potentially large impact on Fund performance.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in non-US issuers may involve unique risks compared to investing in securities of US issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S investments in one region or in the securities of emerging market issuers. These risks may include:

•less information may be available about non-US issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices in foreign jurisdictions;

•many non-US markets are smaller, less liquid and more volatile. In a changing market, Calamos may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices it considers reasonable;

•an adverse effect of currency exchange rate changes or controls on the value of the Fund’s investments;

•the economies of non-US countries may grow at slower rates than expected or may experience a downturn or recession;

•economic, political and social developments may adversely affect the securities markets in foreign jurisdictions, including expropriation and nationalization;

•the difficulty in obtaining or enforcing a court judgment in non-US countries;

•restrictions on foreign investments in non-US jurisdictions;

•difficulties in effecting the repatriation of capital invested in non-US countries;

•withholding and other non-US taxes may decrease the Fund’s return;

•the ability for the Public Company Accounting Oversight Board, which regulates auditors of US public companies, is unable to inspect audit work papers in certain foreign countries;

•often limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Commission, the US Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited; and

•dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

Based upon the Fund’s test for determining whether an issuer is a “foreign issuer” as described above, it is possible that an issuer of securities in which the Fund invests could be organized under the laws of a foreign country, yet still conduct a substantial portion of its business in the US or have substantial assets in the US. In this case, such a “foreign issuer” may be subject to the market conditions in the US to a greater extent than it may be subject to the market conditions in the country of its organization.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Counterparty And Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty and Settlement Risk. Trading options, futures contracts, swaps and other derivative financial instruments entails credit risk with respect to the counterparties with whom and through which the Fund trades. Such instruments when traded over the counter do not include the same protections as may apply to trading derivatives on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom the Fund trades securities. This risk may be heightened during volatile market conditions. Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries, thus increasing the risks. In the past, broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although Calamos monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Term Risk. Unless the limited term provision of the Fund’s Agreement and Declaration of Trust is amended by shareholders in accordance with the Agreement Declaration of Trust, the Fund will be terminated on March 26, 2030, the fifteenth anniversary of the effective date of the Fund’s initial registration statement dated March 26, 2015. If the Fund’s Board of Trustees believes that under then current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date for one year, to March 26, 2031, without a shareholder vote, upon the affirmative vote of three-quarters of the Trustees then in office. Beginning one year before the Termination Date (the “wind-down period”), the Fund may begin liquidating all or a portion of the Fund’s portfolio. During the wind-down period the Fund may deviate from its investment strategy. As a result, during the wind-down period the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that shareholders will receive cash in any liquidating distribution from the Fund. However, if on the Termination Date the Fund owns securities for which no market exists or securities trading at depressed prices, such securities may be placed in a liquidating trust. The Fund does not seek to return $25 per common share upon termination. As the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. As the Fund approaches its Termination Date, the portfolio composition of the Fund may change, which may cause the Fund’s returns to decrease and the market price of the common shares to fall. Rather than reinvesting the proceeds of its securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause the Fund’s fixed expenses to increase when expressed as a percentage of net assets attributable to common shares, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the Fund. Upon its termination, the Fund will distribute substantially all of its net assets to shareholders which may be more than, equal to or less than $25 per common share.

Master Limited Partnerships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master Limited Partnerships Risk. Investments in MLPs involve risks that differ from investments in common stock. Holders of MLP common units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member, (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

Although certain MLPs may trade on national securities exchanges, certain MLPs may trade less frequently than those of larger companies due to their market capitalizations. Due to limited trading volumes of certain MLPs, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to dispose of the securities at a fair price. Such a situation may prevent the Fund from limiting losses or realizing gains. This also may adversely affect the Fund’s ability to make dividend distributions to shareholders.

MLPs are generally treated as partnerships for US federal income tax purposes. Partnerships do not pay US federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for US federal income tax purposes. As a result, the amount of cash available for distribution by the MLP would be reduced and the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced. Thus, if any of the MLPs owned by the Fund were treated as corporations for US federal income tax purposes, it could result in a reduction in the value of the Fund.

Cash Holdings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash Holdings Risk. To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

American Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the US markets are traded as ADRs. US depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a US exchange, the risks inherently associated with foreign investing still apply to ADRs.

Other Investment Companies Including E T Fs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies (including ETFs) Risk. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging

Currently, certain categories of interest rate swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Fund.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets.

U S Government Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

US Government Security Risk. Some securities issued by US Government agencies or government sponsored enterprises are not backed by the full faith and credit of the US and may only be supported by the right of the agency or enterprise to borrow from the US Treasury. There can be no assurance that the US Government will always provide financial support to those agencies or enterprises.

Interest Rate Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Transactions Risk. The Fund may enter into an interest rate swap, cap or floor transaction to attempt to protect itself from increasing dividend or interest expenses on its leverage resulting from increasing short-term interest rates and to hedge its portfolio securities. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the NAV of the Fund.

Depending on the state of interest rates in general, the Fund’s use of interest rate swap or cap transactions could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the common shares. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend or interest payments on the Fund’s leverage.

Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If either of these events occurs, it could have a negative impact on the performance of the common shares.

If the Fund fails to maintain a required 200% asset coverage of the liquidation value of any outstanding preferred shares or if the Fund loses its rating on its preferred shares or fails to maintain other covenants with respect to the preferred shares, the Fund may be required to redeem some or all of the preferred shares. Similarly, the Fund could be required to prepay the principal amount of any debt securities or other borrowings. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to segregate with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked-to-market daily.

Currently, certain categories of interest rate swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Fund.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation is the reduction in the purchasing power of money resulting from an increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted or “real” value of an investment in preferred stock or debt securities or the income from that investment will be worth less in the future. As inflation occurs, the real value of the preferred stock or debt securities and the dividend payable to holders of preferred stock or interest payable to holders of debt securities declines.

Diminished Voting Power And Excess Cash Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diminished Voting Power and Excess Cash Risk. The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future common share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Fund is unable to invest the proceeds of such offering as intended, its per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Forward Foreign Currency Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Currency Exchange Contracts Risk. Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward currency exchange transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund may invest in certain securities, such as certain convertible securities and high yield securities, for which the federal income tax treatment may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”). It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to regulated investment companies if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS. In addition, the tax treatment of the Fund may be affected by future interpretations of the Internal Revenue Code of 1986, as amended, and changes in the tax laws and regulations, all of which may apply with retroactive effect.

Contingent Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Risk. Entering into derivative contracts in order to pursue the Fund’s various hedging strategies could require the Fund to fund cash payments in the future under certain circumstances, including an event of default or other early termination event, or the decision by a counterparty to request margin in the form of securities or other forms of collateral under the terms of the derivative contract or applicable laws. The amounts due with respect to a derivative contract would generally be equal to the unrealized loss of the open positions with the respective counterparty and could also include other fees and charges. These payments are contingent liabilities and therefore may not appear on the Fund’s balance sheet. The Fund’s ability to fund these contingent liabilities will depend on the liquidity of the Fund’s assets and access to capital at the time, and the need to fund these contingent liabilities could adversely impact the Fund’s financial condition.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to a fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, “ransomware” that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund’s investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Antitakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Antitakeover Provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. Holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict with each other in certain situations, including conflicts that relate to the fees and expenses of the Fund.

Market Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Impact Risk. The sale of the Fund’s common shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for the Fund’s common shares. An increase in the number of common shares available may put downward pressure on the market price for the Fund’s common shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund may invest up to 15% of its managed assets in securities that, at the time of investment, are illiquid (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). Subject only to the Fund’s other investment limits, the Fund may also invest without limit in Rule 144A Securities determined to be liquid. Calamos, under the supervision and oversight of the Board of Trustees, will determine whether Rule 144A Securities are illiquid (that is, not readily marketable) and thus subject to the Fund’s limit of investing no more than 15% of its managed assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and may be fair valued by the Board of Trustees, in which case Calamos’ judgment may play a greater role in the valuation process. The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Senior Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Leverage Risk. Preferred shares will be junior in liquidation and with respect to distribution rights to our debt securities and any other borrowings. Senior securities representing indebtedness may constitute a substantial lien and burden on preferred shares by reason of their prior claim against the Fund’s income and against the Fund’s net assets in liquidation. The Fund may not be permitted to declare dividends or other distributions with respect to any series of preferred shares unless at such time the Fund meets applicable asset coverage requirements and the payment of principal or interest is not in default with respect to any borrowings.

Ratingsand Asset Coverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ratings and Asset Coverage Risk. To the extent that senior securities are rated, a rating does not eliminate or necessarily mitigate the risks of investing in the Fund’s senior securities, and a rating may not fully or accurately reflect all of the credit and market risks associated with that senior security. A rating agency could downgrade the rating of the Fund’s shares of preferred stock or debt securities, which may make such securities less liquid in the secondary market, though potentially with higher resulting interest rates. If a rating agency downgrades the rating assigned to a senior security, the Fund may alter its portfolio or redeem the senior security. The Fund may voluntarily redeem senior securities under certain circumstances.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling Risk. The Fund may engage in short sales for investment and risk management purposes. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for extended periods of time.

Short sales are transactions in which the Fund sells a security or other instrument that it does not own but can borrow in the market. Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and to obtain a low cost means of financing long investments that the Adviser believes are attractive. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Generally, the Fund will have to pay a fee or premium to borrow securities and will be obligated to repay the lender of the security any dividends or interest that accrues on the security during the term of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of such fee, premium, dividends, interest or expense the Fund pays in connection with the short sale.

Until the Fund replaces a borrowed security, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract.

In such instances the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in these circumstances. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value

Early Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early Redemption Risk. The Fund may voluntarily redeem preferred shares or may be forced to redeem preferred shares to meet regulatory requirements and the asset coverage requirements of the preferred shares. Such redemptions may be at a time that is unfavorable to holders of the preferred shares.

Secondary Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market Risk. The market value of exchange-listed preferred shares that the Fund may issue will be determined by factors such as the relative demand for and supply of the preferred shares in the market, general market conditions and other factors beyond the control of the Fund. It may be difficult to predict the trading patterns of preferred shares, including the effective costs of trading. There is a risk that the market for preferred shares may be thinly traded and relatively illiquid compared to the market for other types of securities.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[7]				$ 20.00	$ 20.08	$ 23.32	$ 25.78	$ 29.97	$ 29.03	$ 29.30	$ 22.39	$ 22.00	$ 17.06	$ 10.00	$ 20.45	$ 19.74	$ 18.40	$ 19.27	$ 16.18
Highest Price or Bid	[7]				$ 24.90	$ 25.30	$ 28.18	$ 33.42	$ 32.62	$ 33.05	$ 33.76	$ 29.98	$ 24.97	$ 22.55	$ 22.65	$ 22.05	$ 20.84	$ 21.05	$ 20.70	$ 19.63
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8]				921.00%	1114.00%	451.00%	447.00%	280.00%	915.00%	426.00%	(652.00%)	(679.00%)	(796.00%)	31.00%	143.00%	467.00%	101.00%	122.00%	(258.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8]				135.00%	(103.00%)	(526.00%)	(434.00%)	94.00%	(85.00%)	(645.00%)	(1062.00%)	(1172.00%)	(773.00%)	(3146.00%)	94.00%	51.00%	(341.00%)	(441.00%)	(674.00%)
Latest NAV	[9]				$ 20.19	$ 22.08	$ 23.97	$ 27.28	$ 31.73	$ 30.52	$ 31.36	$ 30.79	$ 25.00	$ 24.50	$ 19.06	$ 21.44	$ 19.94	$ 20.57	$ 20.45	$ 19.57
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Common Shares

There are unlimited common shares of beneficial interest authorized and 26,080,838 shares outstanding at October 31, 2022. Transactions in common shares were as follows:

	Year ENDED October 31, 2022	Year ENDED October 31, 2021
Beginning shares	24,848,140	24,485,508
Shares sold	1,077,219	326,244
Shares issued through reinvestment of distributions	155,479	36,388
Ending shares	26,080,838	24,848,140

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the year ended October 31, 2022, the Fund sold shares that were $0.0384 in excess of net asset value at an average sales price of $25.8961.

Security Preemptive and Other Rights [Text Block]

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the year ended October 31, 2022, the Fund sold shares that were $0.0384 in excess of net asset value at an average sales price of $25.8961.

Outstanding Securities [Table Text Block]

There are unlimited common shares of beneficial interest authorized and 26,080,838 shares outstanding at October 31, 2022. Transactions in common shares were as follows:

	Year ENDED October 31, 2022	Year ENDED October 31, 2021
Beginning shares	24,848,140	24,485,508
Shares sold	1,077,219	326,244
Shares issued through reinvestment of distributions	155,479	36,388
Ending shares	26,080,838	24,848,140

Outstanding Security, Held [Shares]			26,080,838	24,848,140
Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 92,000,000	$ 92,000,000	$ 64,000,000	$ 64,000,000	$ 64,000,000	$ 64,000,000
Senior Securities Coverage per Unit	[10]																				$ 231	$ 313	$ 344	$ 286	$ 285	$ 291
Senior Securities Involuntary Liquidating Preference per Unit	[11]																				$ 25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[12]																					$ 25	$ 25	$ 25	$ 25	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 7 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,970,000 MRPS were issued with an aggregate liquidation preference of $49.25 million. On September 6, 2017, 2,560,000 MRPS were issued with an aggregate liquidation preference of $64.0 million. Series A MRPS in the total amount of $21,250,000 redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares ceased accumulating on the redemption date. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at October 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	5/24/27	2.68%	850	$25	$21,250,000
				Total	$92,000,000

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Security Dividends [Text Block]

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

Security Voting Rights [Text Block]

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Preferred Stock Restrictions, Other [Text Block]

With regard to Series D and E MRPS, for so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Outstanding Securities [Table Text Block]

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at October 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	5/24/27	2.68%	850	$25	$21,250,000
				Total	$92,000,000

Series B Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series B
Outstanding Security, Held [Shares]			850,000
Series C Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series C
Outstanding Security, Held [Shares]			860,000
Series D Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series D
Outstanding Security, Held [Shares]			1,120,000
Series E Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series E
Outstanding Security, Held [Shares]			850,000
Loan [Member]
Financial Highlights [Abstract]
Senior Securities Amount																					$ 230,000,000	$ 270,000,000	$ 204,600,000	$ 180,600,000	$ 187,500,000	$ 169,000,000	$ 195,000,000	$ 220,000,000
Senior Securities Coverage per Unit	[13]																				$ 3,690	$ 4,261	$ 4,304	$ 4,055	$ 3,887	$ 4,413	$ 3,447	$ 3,398

[1]	If the securities to which this prospectus relates are sold to or through underwriters, the prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by us.
[2]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 1.00% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.55% of the Fund’s average weekly net assets as of October 31, 2022 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
[3]	Reflects interest expense paid on $120 million in average borrowings under the SSB Agreement, plus $180 million in additional average structural leverage related to certain securities lending programs, as described under “Leverage”.
[4]	Reflects estimated dividend expense on $92 million aggregate liquidation preference of mandatory redeemable preferred shares outstanding. See “Leverage”.
[5]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[6]	The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase. In connection with an offering of common shares, the applicable prospectus supplement will set forth an example including sales load and estimated offering costs.
[7]	Based on high and low closing market price per share during the respective quarter and does not reflect commissions.
[8]	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.
[9]	Based on the NAV calculated on the close of business on the last business day of each calendar quarter.
[10]	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
[11]	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
[12]	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.
[13]	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.